Schedule of investments
Nomura High Income Fund
June 30, 2026 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 1.13%
Leisure — 1.13%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 <<, =, >>, π	27,386,405	$ 18,546,599
Total Convertible Bond (cost $27,267,110)		18,546,599

Corporate Bonds — 89.77%
Automotive — 2.12%
American Axle & Manufacturing 144A 7.75% 10/15/33 #	2,390,000	2,362,615
Garrett Motion Holdings 144A 7.75% 5/31/32 #	1,803,000	1,894,347
Goodyear Tire & Rubber
6.625% 7/15/30	8,110,000	7,839,161
8.875% 7/15/32	650,000	656,071
Nissan Motor
144A 7.75% 7/17/32 #	1,400,000	1,451,601
144A 8.125% 7/17/35 #	4,475,000	4,741,086

Nissan Motor Acceptance 144A 6.125% 9/30/30 #	1,150,000	1,131,457
Phinia 144A 6.625% 10/15/32 #	6,498,000	6,642,626
Tenneco 144A 8.00% 11/17/28 #	2,560,000	2,577,457
ZF North America Capital 144A 7.50% 3/24/31 #	5,665,000	5,707,142
		35,003,563
Banking — 0.91%
Barclays 9.625% 12/15/29 μ, ψ	8,894,000	9,873,158
Royal Bank of Canada 6.50% 11/24/85 μ	5,175,000	5,121,719
		14,994,877
Basic Industry — 8.52%
Alcoa Nederland Holding 144A 7.125% 3/15/31 #	1,651,000	1,714,405
Arsenal AIC Parent 144A 8.00% 10/1/30 #	10,935,000	11,410,126
Ashland 144A 3.375% 9/1/31 #	350,000	325,903
Ashton Woods USA
144A 4.625% 8/1/29 #	1,000,000	964,764
144A 4.625% 4/1/30 #	1,350,000	1,281,935
144A 6.875% 8/1/33 #	450,000	446,582
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Beazer Homes USA
7.25% 10/15/29	1,350,000	$ 1,363,195
144A 7.50% 3/15/31 #	1,650,000	1,644,758
144A 8.00% 1/15/32 #	925,000	929,798

Bond US Bidco 1 144A 7.125% 6/15/33 #	600,000	606,196
Builders FirstSource
144A 4.25% 2/1/32 #	3,675,000	3,425,894
144A 5.00% 3/1/30 #	1,350,000	1,324,520
144A 6.375% 6/15/32 #	3,100,000	3,148,586
144A 6.375% 3/1/34 #	4,600,000	4,655,913
144A 6.75% 5/15/35 #	2,025,000	2,067,163
Celanese US Holdings
7.375% 2/15/34	10,274,000	10,621,980
7.379% 7/15/32	475,000	499,843
7.70% 11/15/33	2,025,000	2,164,762

Century Aluminum 144A 6.875% 8/1/32 #	1,800,000	1,852,830
Chemours
144A 7.875% 3/15/34 #	4,925,000	4,953,393
144A 8.00% 1/15/33 #	1,675,000	1,697,731

Cleveland-Cliffs 144A 7.00% 3/15/32 #	8,930,000	8,870,574
Commercial Metals
4.125% 1/15/30	600,000	581,837
4.375% 3/15/32	1,050,000	995,249
144A 5.75% 11/15/33 #	1,150,000	1,143,833
144A 6.00% 12/15/35 #	700,000	698,562
First Quantum Minerals
144A 6.375% 2/15/36 #	1,100,000	1,080,359
144A 7.25% 2/15/34 #	1,375,000	1,410,648
144A 8.00% 3/1/33 #	2,000,000	2,093,507
FMC
3.45% 10/1/29	925,000	857,053
5.65% 5/18/33	925,000	830,312
6.375% 5/18/53	500,000	393,472
144A 8.00% 6/1/31 #	1,025,000	1,067,527

Fortescue Treasury 144A 6.125% 4/15/32 #	2,675,000	2,751,943
Hybar 144A 7.375% 7/1/34 #	175,000	176,068
JH North America Holdings 144A 5.875% 1/31/31 #	1,000,000	1,005,455
K Hovnanian Enterprises 144A 8.375% 10/1/33 #	5,765,000	5,928,657
Kaiser Aluminum
144A 4.50% 6/1/31 #	1,675,000	1,604,429
144A 5.875% 3/1/34 #	925,000	916,542

KB Home 4.00% 6/15/31	975,000	912,724
NQ- IV009 [0626] 0826 (5831246)    1

Schedule of investments
Nomura High Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Mineral Resources
144A 6.00% 5/1/32 #	675,000	$ 668,174
144A 6.25% 5/1/34 #	675,000	664,154
144A 9.25% 10/1/28 #	2,357,000	2,434,539

NOVA Chemicals 144A 9.00% 2/15/30 #	12,770,000	13,384,046
Novelis 144A 6.375% 8/15/33 #	2,000,000	2,015,838
Olin 5.00% 2/1/30	925,000	897,273
Olympus Water US Holding 144A 7.25% 6/15/31 #	2,640,000	2,675,204
Quikrete Holdings 144A 6.75% 3/1/33 #	1,319,000	1,345,226
SCIH Salt Holdings
144A 4.875% 5/1/28 #	300,000	296,102
144A 6.625% 5/1/29 #	800,000	793,688

Smyrna Ready Mix Concrete 144A 6.00% 11/1/28 #	2,210,000	2,215,640
Solstice Advanced Materials 144A 5.625% 9/30/33 #	675,000	671,154
Standard Building Solutions 144A 6.50% 8/15/32 #	13,825,000	13,917,545
Stonepeak Motion Holdco 144A 6.125% 7/15/33 #	1,000,000	1,001,860
WR Grace Holdings
144A 6.625% 8/15/32 #	300,000	291,194
144A 7.00% 8/1/33 #	5,052,000	4,923,591

WS Escrow 144A 7.75% 6/1/33 #	1,725,000	1,772,588
		140,386,844
Capital Goods — 6.44%
Amentum Holdings 144A 7.25% 8/1/32 #	5,145,000	5,302,638
Ardagh Group
144A 9.50% 12/1/30 #	675,000	722,018
PIK, 144A 11.00% 12/1/30 #, >	2,071,500	1,980,872

Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	1,400,000	1,331,523
ATI
5.125% 10/1/31	1,675,000	1,664,134
5.875% 6/15/33	175,000	177,535
7.25% 8/15/30	1,300,000	1,350,632
Axon Enterprise
144A 6.125% 3/15/30 #	1,350,000	1,380,322
144A 6.25% 3/15/33 #	3,550,000	3,640,873
Boeing
6.528% 5/1/34	675,000	734,585
6.858% 5/1/54	1,400,000	1,574,595
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Bombardier
144A 5.875% 1/15/35 #	900,000	$ 904,457
144A 7.25% 7/1/31 #	6,805,000	7,128,734
144A 8.75% 11/15/30 #	3,390,000	3,587,651

Canpack Group 144A 6.00% 5/15/31 #	600,000	603,816
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	10,512,000	10,377,637
Columbus McKinnon 144A 7.125% 2/1/33 #	800,000	802,343
Core & Main 144A 6.00% 7/1/34 #	625,000	628,583
Goat Holdco 144A 6.75% 2/1/32 #	6,220,000	6,379,524
Manitowoc 144A 9.25% 10/1/31 #	6,840,000	7,361,126
Mauser Packaging Solutions Holding 144A 7.875% 4/15/30 #	1,110,000	1,135,369
OI European Group 144A 4.75% 2/15/30 #	1,925,000	1,829,770
Owens-Brockway Glass Container
144A 7.25% 5/15/31 #	2,150,000	2,127,400
144A 7.375% 6/1/32 #	675,000	647,555
144A 9.50% 6/1/33 #	925,000	948,245
Space Exploration Technologies
144A 5.35% 7/15/31 #	300,000	299,296
144A 5.875% 7/15/36 #	1,575,000	1,555,051
144A 6.65% 7/15/56 #	575,000	555,114
Sword Purchaser
144A 8.25% 4/15/33 #	6,050,000	6,263,807
144A 10.50% 4/15/34 #	2,620,000	2,743,056
TransDigm
144A 6.125% 7/31/34 #	3,450,000	3,449,876
144A 6.375% 5/31/33 #	4,925,000	4,975,151
144A 6.875% 12/15/30 #	15,800,000	16,248,325
Trivium Packaging Finance
144A 8.25% 7/15/30 #	1,589,000	1,679,935
144A 12.25% 1/15/31 #	1,693,000	1,872,599

VoltaGrid 144A 7.375% 11/1/30 #	2,116,000	2,197,796
		106,161,943
Consumer Goods — 1.80%
Fiesta Purchaser 144A 9.625% 9/15/32 #	7,560,000	7,424,310
Industrial F&B Investments III 144A 7.75% 2/11/33 #	2,153,000	2,195,638

2    NQ- IV009 [0626] 0826 (5831246)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Goods (continued)
KeHE Distributors
144A 7.125% 4/30/33 #	800,000	$ 815,394
144A 9.00% 2/15/29 #	2,350,000	2,463,037

MajorDrive Holdings IV 144A 6.375% 6/1/29 #	2,300,000	1,937,280
Newell Brands
6.375% 5/15/30	1,350,000	1,369,267
6.625% 9/15/29	1,000,000	1,017,354
6.625% 5/15/32	675,000	683,908

Performance Food Group 144A 6.125% 9/15/32 #	1,325,000	1,342,862
Post Holdings
144A 4.625% 4/15/30 #	675,000	652,496
144A 6.25% 2/15/32 #	475,000	482,748
144A 6.25% 10/15/34 #	475,000	466,977
144A 6.375% 3/1/33 #	1,225,000	1,216,186
144A 6.50% 3/15/36 #	1,675,000	1,657,334

Scotts Miracle-Gro 4.00% 4/1/31	1,350,000	1,270,020
US Foods
144A 5.75% 4/15/33 #	1,350,000	1,352,561
144A 7.25% 1/15/32 #	1,000,000	1,038,966
Whirlpool
4.70% 5/14/32	2,000,000	1,580,655
144A 7.50% 7/1/31 #	300,000	304,334
144A 7.875% 7/1/34 #	300,000	301,981
		29,573,308
Electric — 4.52%
AES 7.60% 1/15/55 μ	1,350,000	1,386,034
Alpha Generation
144A 6.25% 1/15/34 #	675,000	664,625
144A 6.75% 10/15/32 #	1,675,000	1,706,580

California Buyer 144A 6.375% 2/15/32 #	9,177,000	9,204,577
Constellation Energy Generation
144A 4.625% 2/1/29 #	325,000	323,193
144A 5.00% 2/1/31 #	2,700,000	2,699,946
Edison International
7.875% 6/15/54 μ	1,000,000	1,029,220
8.125% 6/15/53 μ	675,000	693,960
NRG Energy
144A 5.75% 7/15/29 #	2,675,000	2,679,061
144A 5.75% 1/15/34 #	3,825,000	3,797,140
144A 5.875% 5/15/34 #	1,525,000	1,517,710
144A 6.00% 2/1/33 #	3,350,000	3,369,179
144A 6.00% 1/15/36 #	5,375,000	5,360,913
144A 6.125% 5/15/36 #	2,000,000	2,001,786
144A 6.25% 11/1/34 #	4,725,000	4,786,252

PG&E 7.375% 3/15/55 μ	2,675,000	2,727,502
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Talen Energy Supply
144A 6.125% 5/1/31 #	4,225,000	$ 4,226,834
144A 6.25% 2/1/34 #	2,525,000	2,510,713
144A 6.50% 2/1/36 #	2,300,000	2,319,693

TerraForm Power Operating 144A 4.75% 1/15/30 #	1,000,000	968,018
TransAlta 5.875% 2/1/34	1,075,000	1,059,588
Vistra 144A 8.00% 10/15/26 #, μ, ψ	17,255,000	17,439,111
Vistra Operations 144A 6.875% 4/15/32 #	2,000,000	2,072,268
		74,543,903
Energy — 13.43%
Antero Midstream Partners
144A 5.75% 10/15/33 #	1,350,000	1,337,746
144A 5.75% 7/1/34 #	1,350,000	1,333,934
144A 6.625% 2/1/32 #	1,150,000	1,175,180

Archrock Partners 144A 6.625% 9/1/32 #	7,980,000	8,143,039
Ascent Resources Utica Holdings 144A 9.00% 11/1/27 #	1,800,000	1,999,404
Blue Racer Midstream 144A 7.25% 7/15/32 #	1,350,000	1,397,477
Buckeye Partners
5.85% 11/15/43	500,000	458,785
144A 6.75% 2/1/30 #	675,000	697,494
144A 6.875% 7/1/29 #	1,350,000	1,378,914
Comstock Resources
144A 5.875% 1/15/30 #	2,075,000	1,958,368
144A 6.75% 3/1/29 #	1,675,000	1,650,435

CQP Holdco 144A 5.50% 6/15/31 #	3,110,000	3,053,817
Crescent Energy Finance
144A 7.875% 4/15/32 #	5,055,000	5,121,574
144A 8.375% 1/15/34 #	5,154,000	5,311,790

DBR Land Holdings 144A 6.25% 12/1/30 #	947,000	962,275
Delek Logistics Partners
144A 6.875% 6/1/34 #	1,475,000	1,468,909
144A 7.375% 6/30/33 #	1,635,000	1,666,760
144A 8.625% 3/15/29 #	701,000	728,980
Energy Transfer
6.50% 2/15/56 μ	1,525,000	1,538,553
6.75% 2/15/56 μ	925,000	945,307
7.125% 10/1/54 μ	800,000	825,546

Excelerate Energy 144A 8.00% 5/15/30 #	2,025,000	2,136,679
NQ- IV009 [0626] 0826 (5831246)    3

Schedule of investments
Nomura High Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Genesis Energy
6.75% 3/15/34	5,050,000	$ 5,013,969
7.875% 5/15/32	3,320,000	3,425,277

Gulfport Energy Operating 144A 6.75% 9/1/29 #	8,105,000	8,276,518
Harvest Midstream I
144A 6.75% 5/15/34 #	850,000	862,512
144A 7.50% 5/15/32 #	1,350,000	1,399,029
Hess Midstream Operations
144A 5.50% 10/15/30 #	670,000	668,917
144A 6.50% 6/1/29 #	675,000	689,170
Hilcorp Energy I
144A 6.00% 2/1/31 #	1,205,000	1,167,894
144A 6.25% 4/15/32 #	2,006,000	1,943,004
144A 7.25% 2/15/35 #	3,010,000	2,965,504
Howard Midstream Energy Partners
144A 6.625% 1/15/34 #	1,350,000	1,362,263
144A 7.375% 7/15/32 #	1,750,000	1,813,451

ITT Holdings 144A 6.50% 8/1/29 #	400,000	395,540
Kinetik Holdings 144A 5.875% 6/15/30 #	1,200,000	1,207,519
Kraken Oil & Gas Partners 144A 7.125% 5/15/31 #	500,000	489,219
Martin Midstream Partners 144A 11.50% 2/15/28 #	2,350,000	2,369,228
Matador Resources 144A 6.25% 4/15/33 #	9,555,000	9,525,028
Nabors Industries
144A 8.875% 8/15/31 #	2,821,000	2,898,264
144A 9.125% 1/31/30 #	5,178,000	5,414,319
NGL Energy Operating
144A 8.125% 2/15/29 #	500,000	517,816
144A 8.375% 2/15/32 #	10,785,000	11,232,502
Noble Finance II
144A 6.25% 6/15/34 #	1,425,000	1,397,499
144A 8.00% 4/15/30 #	8,091,000	8,387,313
Northern Oil & Gas
144A 7.875% 10/15/33 #	1,800,000	1,789,812
144A 8.75% 6/15/31 #	1,500,000	1,545,803

Northriver Midstream Finance 144A 6.75% 7/15/32 #	1,350,000	1,367,927
NuStar Logistics 6.375% 10/1/30	2,500,000	2,584,682
ONEOK
5.05% 4/1/45	750,000	663,255
5.45% 6/1/47	1,498,000	1,376,139
5.60% 4/1/44	675,000	638,846

Par Petroleum 144A 7.375% 6/1/34 #	725,000	734,091
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

PBF Holding 144A 7.25% 6/1/34 #	650,000	$ 643,916
Prairie Acquiror 144A 9.00% 8/1/29 #	1,200,000	1,251,392
Rockies Express Pipeline
144A 4.95% 7/15/29 #	931,000	919,291
144A 6.875% 4/15/40 #	1,000,000	1,024,899

SESI 144A 7.875% 9/30/30 #	2,175,000	2,211,418
SM Energy
144A 7.00% 8/1/32 #	2,674,000	2,700,424
144A 9.625% 6/15/33 #	10,970,000	12,033,366

Solaris Energy Infrastructure 144A 6.375% 5/15/31 #	1,050,000	1,062,251
South Bow Canadian Infrastructure Holdings
7.50% 3/1/55 μ	1,000,000	1,069,218
7.625% 3/1/55 μ	1,000,000	1,047,861
Sunoco
144A 4.50% 10/1/29 #	2,025,000	1,967,840
144A 4.625% 5/1/30 #	325,000	314,115
144A 5.625% 3/15/31 #	675,000	670,350
144A 5.875% 3/15/34 #	675,000	666,147
144A 6.25% 7/1/33 #	2,000,000	2,018,892
144A 7.875% 9/18/30 #, μ, ψ	5,375,000	5,593,129

Superior Plus 144A 4.50% 3/15/29 #	800,000	776,139
Tallgrass Energy Partners
144A 6.00% 12/31/30 #	675,000	675,640
144A 6.00% 9/1/31 #	1,000,000	989,803
144A 7.375% 2/15/29 #	925,000	952,140

Talos Production 144A 9.375% 2/1/31 #	1,950,000	2,049,245
TransMontaigne Partners 144A 8.50% 6/15/30 #	800,000	815,631
Transocean International
144A 7.875% 10/15/32 #	10,047,000	10,493,740
144A 8.50% 5/15/31 #	5,610,000	5,827,459

USA Compression Partners 144A 7.125% 3/15/29 #	5,582,000	5,720,428
Valaris 144A 8.375% 4/30/30 #	1,610,000	1,672,658
Venture Global Calcasieu Pass
144A 4.125% 8/15/31 #	1,350,000	1,267,968
144A 6.00% 5/1/36 #	1,000,000	1,011,368
144A 6.25% 1/15/30 #	800,000	819,731

4    NQ- IV009 [0626] 0826 (5831246)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Venture Global LNG
144A 6.375% 12/15/34 #	1,100,000	$ 1,081,687
144A 6.625% 6/15/36 #	150,000	147,938
144A 9.00% 9/30/29 #, μ, ψ	1,104,000	1,078,426
144A 9.875% 2/1/32 #	7,115,000	7,598,550
Venture Global Plaquemines LNG
144A 6.50% 6/15/34 #	1,400,000	1,459,185
144A 6.75% 1/15/36 #	925,000	981,222
144A 7.75% 5/1/35 #	9,880,000	11,084,836

WBI Operating 144A 6.50% 10/15/33 #	175,000	176,191
		221,287,770
Financial Services — 6.79%
Ally Financial 7.10% 8/15/31 μ, ψ	1,325,000	1,343,314
Azorra Finance 144A 7.75% 4/15/30 #	2,820,000	2,927,405
Breakwater Energy Holdings 144A 9.25% 11/15/30 #	1,900,000	2,006,607
Coinbase Global
144A 3.375% 10/1/28 #	5,080,000	4,825,522
144A 3.625% 10/1/31 #	4,170,000	3,635,270
CrossCountry Intermediate HoldCo
144A 6.50% 10/1/30 #	1,600,000	1,579,011
144A 6.75% 12/1/32 #	1,475,000	1,425,431
FirstCash
144A 4.625% 9/1/28 #	750,000	737,736
144A 5.625% 1/1/30 #	750,000	746,059
144A 6.875% 3/1/32 #	1,025,000	1,054,557

Freedom Mortgage Holdings 144A 9.25% 2/1/29 #	1,347,000	1,396,886
FS KKR Capital
6.125% 1/15/30	400,000	389,955
7.50% 8/1/31	575,000	572,913

FTAI Aviation Investors 144A 7.00% 6/15/32 #	13,995,000	14,482,866
Icahn Enterprises
5.25% 5/15/27	4,681,000	4,629,125
9.75% 1/15/29	2,025,000	1,987,616
144A 10.00% 11/15/29 #	2,025,000	1,999,618
Jane Street Group
144A 4.50% 11/15/29 #	1,200,000	1,170,412
144A 6.125% 11/1/32 #	1,075,000	1,075,723
144A 6.75% 5/1/33 #	1,325,000	1,363,308
144A 7.125% 4/30/31 #	275,000	284,477

Jefferies Finance 144A 6.625% 10/15/31 #	2,611,000	2,572,330
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Financial Services (continued)

Jefferson Capital Holdings 144A 8.25% 5/15/30 #	1,765,000	$ 1,856,886
LFS Topco 144A 8.75% 7/15/30 #	1,250,000	1,256,575
Navient
4.875% 3/15/28	2,025,000	1,987,453
9.375% 10/15/31	350,000	349,105
OneMain Finance
6.625% 5/15/29	9,277,000	9,470,973
6.75% 3/15/32	3,625,000	3,638,248
7.125% 9/15/32	2,849,000	2,900,524
7.875% 3/15/30	2,875,000	2,994,859
PennyMac Financial Services
144A 6.875% 5/15/32 #	5,840,000	5,720,231
144A 6.875% 2/15/33 #	8,960,000	8,743,102

PHH Escrow Issuer 144A 9.875% 11/1/29 #	875,000	857,170
Rfna 144A 7.875% 2/15/30 #	1,300,000	1,310,741
Rocket
144A 6.125% 8/1/30 #	675,000	686,912
144A 6.375% 8/1/33 #	3,825,000	3,894,670
144A 6.50% 8/1/29 #	1,350,000	1,379,624
144A 6.50% 6/15/34 #	675,000	693,177
144A 7.125% 2/1/32 #	1,350,000	1,402,003
Rocket Mortgage
144A 3.875% 3/1/31 #	1,000,000	936,205
144A 4.00% 10/15/33 #	3,350,000	3,016,980

SLM 6.495% 5/15/32 μ	925,000	925,086
United Wholesale Mortgage 144A 5.50% 4/15/29 #	677,000	629,399
UWM Holdings 144A 6.625% 2/1/30 #	4,054,000	3,780,861
WEX 144A 6.50% 3/15/33 #	1,350,000	1,345,221
		111,982,146
Healthcare — 7.73%
1261229 BC 144A 10.00% 4/15/32 #	9,695,000	9,825,941
Acadia Healthcare 144A 5.50% 7/1/28 #	1,200,000	1,195,215
AMN Healthcare
144A 4.00% 4/15/29 #	1,350,000	1,308,391
144A 6.50% 1/15/31 #	750,000	754,999

AthenaHealth Group 144A 6.50% 2/15/30 #	10,177,000	9,764,312
NQ- IV009 [0626] 0826 (5831246)    5

Schedule of investments
Nomura High Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Bausch Health
144A 4.875% 6/1/28 #	400,000	$ 370,178
144A 5.00% 1/30/28 #	1,250,000	1,110,369
144A 5.00% 2/15/29 #	275,000	202,888
144A 5.25% 1/30/30 #	875,000	560,663
144A 5.25% 2/15/31 #	375,000	221,690
144A 6.25% 2/15/29 #	600,000	451,875
144A 7.00% 1/15/28 #	675,000	610,453
144A 7.25% 5/30/29 #	1,000,000	754,375
144A 11.00% 9/30/28 #	1,475,000	1,503,261
144A 14.00% 10/15/30 #	525,000	496,198

Bausch Health Americas 144A 8.50% 1/31/27 #	2,000,000	1,997,850
Carriage Services 144A 4.25% 5/15/29 #	1,085,000	1,041,533
Centene
3.00% 10/15/30	8,825,000	7,991,979
4.625% 12/15/29	1,700,000	1,649,997

Charlotte Buyer 144A 8.00% 6/30/31 #	325,000	329,204
CHS
144A 6.125% 4/1/30 #	3,563,000	3,202,255
144A 6.875% 4/15/29 #	3,555,000	3,499,493
144A 9.75% 1/15/34 #	8,175,000	8,545,581

Concentra Health Services 144A 6.875% 7/15/32 #	1,350,000	1,399,120
CVS Health 7.00% 3/10/55 μ	2,000,000	2,077,284
DaVita
144A 4.625% 6/1/30 #	3,040,000	2,946,891
144A 6.75% 7/15/33 #	675,000	696,900
144A 6.875% 9/1/32 #	650,000	670,730

Encompass Health 144A 5.875% 6/1/34 #	850,000	848,831
GENMAB
144A 6.25% 12/15/32 #	1,800,000	1,835,393
144A 7.25% 12/15/33 #	2,015,000	2,102,165

Global Medical Response 144A 7.375% 10/1/32 #	5,306,000	5,501,791
LifePoint Health
144A 5.375% 1/15/29 #	675,000	648,070
144A 7.00% 5/1/34 #	2,025,000	1,942,354
144A 10.00% 6/1/32 #	1,350,000	1,349,408
Molina Healthcare
144A 3.875% 11/15/30 #	500,000	466,599
144A 3.875% 5/15/32 #	850,000	768,951

Organon & Co. 144A 5.125% 4/30/31 #	10,228,000	10,123,528
Paradigm Parent and Paradigm Parent CO-Issuer 144A 8.75% 4/17/32 #	1,200,000	1,075,500
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)

Prestige Brands 144A 6.25% 7/15/34 #	850,000	$ 850,000
Radiology Partners 144A 8.50% 7/15/32 #	3,735,000	3,902,512
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	7,335,000	7,174,185
Select Medical 144A 6.25% 12/1/32 #	800,000	777,679
Service Corp International
4.00% 5/15/31	2,550,000	2,408,662
5.75% 10/15/32	1,350,000	1,357,120

Surgery Center Holdings 144A 7.25% 4/15/32 #	5,965,000	6,046,070
Teleflex 144A 5.875% 1/15/32 #	650,000	655,725
Tenet Healthcare
4.25% 6/1/29	2,000,000	1,944,888
4.375% 1/15/30	675,000	654,527
144A 5.50% 11/15/32 #	2,250,000	2,238,415
144A 6.00% 11/15/33 #	675,000	681,388
6.125% 6/15/30	5,375,000	5,421,107
6.75% 5/15/31	1,350,000	1,383,623
		127,338,116
Insurance — 0.61%
Acrisure 144A 7.50% 11/6/30 #	2,000,000	1,898,251
Asurion 144A 8.375% 2/1/34 #	2,565,000	2,376,252
Baldwin Insurance Group Holdings 144A 7.125% 5/15/31 #	850,000	854,303
CRC Insurance Group 144A 7.125% 6/1/31 #	1,525,000	1,521,045
Howden UK Refinance 144A 8.125% 2/15/32 #	1,870,000	1,677,761
HUB International 144A 7.25% 6/15/30 #	1,710,000	1,755,754
		10,083,366
Leisure — 4.54%
AMC Entertainment Holdings 144A 7.50% 2/15/29 #	3,300,000	3,067,959
Boyd Gaming 144A 4.75% 6/15/31 #	3,450,000	3,333,141
Carnival
144A 5.125% 5/1/29 #	1,350,000	1,348,559
144A 5.75% 8/1/32 #	3,350,000	3,386,908
144A 5.875% 6/15/31 #	1,925,000	1,960,678
144A 6.125% 2/15/33 #	3,500,000	3,544,082
Churchill Downs
144A 5.50% 4/1/27 #	1,175,000	1,175,285
144A 5.75% 4/1/30 #	1,150,000	1,149,544

6    NQ- IV009 [0626] 0826 (5831246)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Leisure (continued)
Cinemark USA
144A 5.25% 7/15/28 #	675,000	$ 674,312
144A 7.00% 8/1/32 #	725,000	748,415
Hilton Domestic Operating
144A 3.625% 2/15/32 #	525,000	480,773
144A 4.00% 5/1/31 #	2,935,000	2,775,116
4.875% 1/15/30	675,000	673,089
144A 5.50% 9/15/31 #	1,242,000	1,245,866
144A 5.50% 3/31/34 #	925,000	917,512
144A 5.75% 9/15/33 #	1,175,000	1,179,984
144A 5.875% 3/15/33 #	1,675,000	1,691,070
144A 6.125% 4/1/32 #	275,000	278,820

Hilton Grand Vacations Borrower Escrow 144A 4.875% 7/1/31 #	2,000,000	1,880,962
Life Time 144A 6.00% 11/15/31 #	2,200,000	2,235,227
Light & Wonder International 144A 7.25% 11/15/29 #	6,265,000	6,381,598
Lindblad Expeditions 144A 7.00% 9/15/30 #	2,205,000	2,281,165
Muvico PIK 144A 15.00% 2/19/29 #, >>>	5,190,350	5,675,825
NCL
144A 6.25% 9/15/33 #	225,000	218,647
144A 6.75% 2/1/32 #	3,215,000	3,210,038

Penn Entertainment 144A 4.125% 7/1/29 #	2,185,000	2,096,124
Pioneer Opco 144A 7.00% 5/15/33 #	300,000	305,657
Royal Caribbean Cruises
144A 5.375% 7/15/27 #	2,350,000	2,355,311
144A 5.50% 4/1/28 #	1,000,000	1,009,672
144A 5.625% 9/30/31 #	1,850,000	1,866,080
144A 6.00% 2/1/33 #	725,000	735,428
144A 6.25% 3/15/32 #	850,000	868,971
7.50% 10/15/27	200,000	207,305

Six Flags Entertainment 144A 8.625% 1/15/32 #	7,979,000	8,221,093
Travel + Leisure 144A 6.125% 9/1/33 #	1,350,000	1,336,757
Viking Cruises
144A 5.875% 10/15/33 #	925,000	926,902
144A 9.125% 7/15/31 #	1,675,000	1,755,978

VOC Escrow 144A 5.00% 2/15/28 #	1,000,000	999,322
Wynn Resorts Finance 144A 6.25% 3/15/33 #	675,000	677,900
		74,877,075
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Media — 9.71%
Advantage Sales & Marketing 144A 9.00% 11/15/30 #	3,578,211	$ 3,193,553
AMC Global Media
4.25% 2/15/29	550,000	486,697
144A 10.50% 7/15/32 #	3,305,000	3,399,430
CCO Holdings
144A 4.25% 2/1/31 #	200,000	180,273
144A 4.75% 2/1/32 #	1,700,000	1,517,499
144A 7.00% 2/1/33 #	23,225,000	22,795,707

Cimpress 144A 7.375% 9/15/32 #	800,000	809,425
Clear Channel Outdoor Holdings 144A 7.50% 3/15/33 #	6,155,000	6,485,062
CMG Media 144A 8.875% 6/18/29 #	5,527,000	4,050,364
CSC Holdings
144A 4.50% 11/15/31 #	10,380,000	6,141,222
144A 5.00% 11/15/31 #	9,786,000	2,311,942
144A 11.75% 1/31/29 #	2,000,000	1,231,495

Cumulus Media New Holdings 144A 8.00% 7/1/29 #, ‡	18,686,000	2,943,045
Directv Financing
Directv Financing 144A 8.875% 2/1/30 #	4,130,000	4,204,396
144A 9.25% 6/1/32 #	1,800,000	1,830,197
144A 10.00% 2/15/31 #	2,025,000	2,102,669
Discovery Communications
3.625% 5/15/30	2,000,000	1,861,464
3.95% 3/20/28	325,000	320,328
4.125% 5/15/29	3,350,000	3,319,046
5.00% 9/20/37	675,000	533,250
Discovery Global Holdings
3.755% 3/15/27	125,000	124,238
4.054% 3/15/29	1,075,000	1,064,959
4.279% 3/15/32	2,350,000	2,110,229
5.05% 3/15/42	3,675,000	2,696,788
DISH DBS
5.125% 6/1/29 ‡	1,675,000	1,508,781
144A 5.25% 12/1/26 #	2,700,000	2,672,838
144A 5.75% 12/1/28 #	2,675,000	2,593,533
7.375% 7/1/28 ‡	1,350,000	1,297,359
7.75% 7/1/26 ‡	1,675,000	1,675,000

EW Scripps 144A 9.875% 8/15/30 #	1,900,000	1,664,597
Gray Media
144A 5.375% 11/15/31 #	9,933,000	6,671,996
144A 7.25% 8/15/33 #	4,405,000	4,341,337
NQ- IV009 [0626] 0826 (5831246)    7

Schedule of investments
Nomura High Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
iHeartCommunications
144A 4.75% 1/15/28 #	2,900,000	$ 2,778,875
144A 7.00% 1/15/31 #	350,000	308,652
144A 7.75% 8/15/30 #	2,000,000	1,867,470
144A 9.125% 5/1/29 #	2,955,000	2,869,837
144A 10.875% 5/1/30 #	3,100,000	2,695,450

Lamar Media 144A 5.375% 11/1/33 #	1,025,000	1,005,340
McGraw-Hill Education 144A 7.375% 9/1/31 #	2,400,000	2,441,004
Midcontinent Communications 144A 8.00% 8/15/32 #	360,000	315,900
Nexstar Media
144A 6.50% 9/15/33 #	6,075,000	6,078,660
144A 7.25% 4/15/34 #	1,758,000	1,755,265
OAK-Eagle Acquireco
144A 7.25% 7/1/33 #	4,305,194	4,506,037
144A 8.75% 7/1/34 #	2,812,000	2,986,125

Outfront Media Capital 144A 4.25% 1/15/29 #	1,350,000	1,315,275
Paramount Global
4.20% 6/1/29	1,350,000	1,295,439
4.20% 5/19/32	400,000	347,228
4.375% 3/15/43	850,000	549,060
4.60% 1/15/45	300,000	191,199
4.95% 1/15/31	4,420,000	4,109,892
4.95% 5/19/50	1,525,000	985,565
5.25% 4/1/44	350,000	240,631
5.85% 9/1/43	2,050,000	1,535,951
6.875% 4/30/36	3,250,000	3,050,109
7.875% 7/30/30	775,000	814,160

Playtika Holding 144A 4.25% 3/15/29 #	1,400,000	1,254,239
RR Donnelley & Sons
144A 9.50% 8/1/29 #	1,350,000	1,401,025
PIK 144A 11.00% 6/1/31 #, «	1,500,000	1,456,457

Sinclair Television Group 144A 8.125% 2/15/33 #	1,350,000	1,388,362
Sirius XM Radio
144A 3.875% 9/1/31 #	2,350,000	2,135,627
144A 4.00% 7/15/28 #	2,425,000	2,362,746

Snap 144A 6.875% 3/1/33 #	2,620,000	2,555,344
Univision Communications
144A 7.375% 6/30/30 #	1,570,000	1,575,539
144A 9.375% 8/1/32 #	3,650,000	3,711,517
		160,022,699
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Non-Electric Utilities — 0.72%
AmeriGas Partners
144A 6.875% 6/1/31 #	1,275,000	$ 1,291,733
144A 9.50% 6/1/30 #	3,495,000	3,752,145
Ferrellgas
144A 5.875% 4/1/29 #	3,385,000	3,294,387
144A 9.25% 1/15/31 #	1,949,000	2,055,314

Suburban Propane Partners 144A 5.00% 6/1/31 #	1,600,000	1,517,553
		11,911,132
Other — 0.04%
RRD Parent 144A 13.00% 2/4/30 #, ψ	650,000	700,384
		700,384
Real Estate — 2.84%
Anywhere Real Estate Group
144A 5.25% 4/15/30 #	675,000	651,869
144A 5.75% 1/15/29 #	2,700,000	2,687,381
144A 7.00% 4/15/30 #	3,350,000	3,387,976
Iron Mountain
144A 4.50% 2/15/31 #	2,675,000	2,559,873
144A 5.25% 3/15/28 #	1,525,000	1,523,890
144A 5.25% 7/15/30 #	4,125,000	4,065,794
144A 6.25% 1/15/33 #	2,675,000	2,704,315
144A 6.25% 1/15/35 #	2,125,000	2,135,939

Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	5,375,000	5,167,439
MPT Operating Partnership
3.50% 3/15/31	675,000	464,653
4.625% 8/1/29	1,200,000	965,486
5.00% 10/15/27	3,565,000	3,460,153
144A 8.50% 2/15/32 #	1,675,000	1,716,021

Outfront Media Capital 144A 4.625% 3/15/30 #	1,925,000	1,868,183
RHP Hotel Properties 144A 7.25% 7/15/28 #	2,390,000	2,443,402
Rithm Capital
144A 8.00% 4/1/29 #	1,750,000	1,758,444
144A 8.00% 7/15/30 #	1,175,000	1,172,909
144A 8.50% 6/1/31 #	1,275,000	1,279,590

RLJ Lodging Trust 144A 4.00% 9/15/29 #	2,350,000	2,239,703
Starwood Property Trust
144A 6.125% 6/1/31 #	300,000	301,781
144A 6.50% 7/1/30 #	4,116,000	4,211,121
		46,765,922

8    NQ- IV009 [0626] 0826 (5831246)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Retail — 3.65%
1011778 BC
144A 4.00% 10/15/30 #	5,670,000	$ 5,356,018
144A 6.125% 6/15/29 #	1,000,000	1,015,520

Academy 144A 5.875% 5/15/31 #	1,300,000	1,300,840
Albertsons
144A 4.875% 2/15/30 #	2,150,000	2,081,325
144A 5.50% 3/31/31 #	1,000,000	978,344
144A 5.625% 3/31/32 #	2,350,000	2,273,265
144A 5.75% 3/31/34 #	1,735,000	1,654,488
144A 6.25% 3/15/33 #	675,000	669,439
144A 6.50% 2/15/28 #	1,675,000	1,689,785

Bath & Body Works 6.875% 11/1/35	3,720,000	3,811,821
Beach Acquisition Bidco PIK 144A 10.00% 7/15/33 #, «	8,121,444	9,225,839
Carvana PIK 144A 9.00% 6/1/30 #, «	5,122,650	5,300,201
Global Auto Holdings
144A 8.375% 1/15/29 #	1,400,000	1,380,232
144A 8.75% 1/15/32 #	800,000	759,204

Ingles Markets 144A 4.00% 6/15/31 #	1,600,000	1,510,799
Kroger
5.00% 9/15/34	1,000,000	987,182
5.50% 9/15/54	2,525,000	2,370,020
5.65% 9/15/64	1,400,000	1,313,332

Magnera 144A 7.25% 11/15/31 #	2,581,000	2,521,805
Michaels
144A 8.50% 3/15/33 #	1,387,000	1,374,634
144A 11.00% 3/15/34 #	671,000	657,697

Murphy Oil USA 144A 5.875% 6/1/34 #	1,017,000	1,020,817
PetSmart
144A 7.50% 9/15/32 #	3,350,000	3,353,142
144A 10.00% 9/15/33 #	2,230,000	2,235,133

Rakuten Group 144A 11.25% 2/15/27 #	2,720,000	2,811,714
Yum! Brands 5.375% 4/1/32	2,590,000	2,577,528
		60,230,124
Services — 4.70%
Albion Financing 1 144A 7.00% 5/21/30 #	5,725,000	5,931,724
Allied Universal Holdco
Allied Universal Holdco 144A 6.00% 6/1/29 #	8,960,000	8,903,106
144A 7.875% 2/15/31 #	4,605,000	4,816,457

APi Group DE 144A 5.75% 6/1/34 #	650,000	644,240
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
Avis Budget Car Rental
144A 4.75% 4/1/28 #	2,670,000	$ 2,627,688
144A 5.375% 3/1/29 #	1,000,000	980,915
144A 8.00% 2/15/31 #	425,000	429,518
144A 8.375% 6/15/32 #	2,125,000	2,140,776
EquipmentShare.com
144A 8.00% 3/15/33 #	1,350,000	1,383,168
144A 8.625% 5/15/32 #	2,000,000	2,082,970
144A 9.00% 5/15/28 #	400,000	408,545

Gaia Purchaser 144A 7.625% 7/15/33 #	1,275,000	1,290,411
Garda World Security 144A 8.25% 8/1/32 #	1,350,000	1,382,717
GEO Group 10.25% 4/15/31	1,350,000	1,459,404
GFL Environmental 144A 6.75% 1/15/31 #	675,000	695,269
GFL Environmental Holdings US
144A 5.50% 2/1/34 #	800,000	783,471
144A 5.625% 7/1/31 #	1,475,000	1,475,976

Herc Holdings 144A 6.625% 6/15/29 #	1,425,000	1,455,913
Hertz 144A 12.625% 7/15/29 #	1,250,000	1,018,435
Imola Merger 144A 4.75% 5/15/29 #	3,389,000	3,330,465
Neptune Bidco US
144A 9.29% 4/15/29 #	3,260,000	3,327,198
144A 9.50% 2/15/33 #	1,325,000	1,341,307

NESCO Holdings II 144A 5.50% 4/15/29 #	1,350,000	1,343,850
QXO Building Products 144A 6.75% 4/30/32 #	2,891,000	2,986,935
S&S Holdings 144A 8.375% 10/1/31 #	640,000	606,149
Staples 144A 10.75% 9/1/29 #	2,830,000	2,701,965
Synergy Infrastructure Holdings
144A 7.00% 7/15/34 #	375,000	380,593
144A 7.875% 12/1/30 #	3,574,000	3,744,233
TKC Holdings
144A 8.50% 8/15/30 #	1,350,000	1,390,322
144A 12.00% 2/15/31 #	1,350,000	1,423,881
United Rentals North America
3.75% 1/15/32	925,000	858,215
3.875% 2/15/31	500,000	472,729
4.00% 7/15/30	2,350,000	2,248,484
4.875% 1/15/28	375,000	373,991
144A 5.375% 11/15/33 #	750,000	739,273
144A 6.00% 12/15/29 #	275,000	279,661
144A 6.125% 3/15/34 #	1,175,000	1,206,059

NQ- IV009 [0626] 0826 (5831246)    9

Schedule of investments
Nomura High Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Services (continued)

Williams Scotsman 144A 6.625% 4/15/30 #	8,510,000	$ 8,773,359
		77,439,372
Technology & Electronics — 2.76%
Black Pearl Compute 144A 6.125% 2/15/31 #	1,375,000	1,394,340
Cipher Compute 144A 7.125% 11/15/30 #	3,112,000	3,238,884
Cloud Software Group
144A 6.50% 3/31/29 #	5,310,000	5,156,123
144A 8.25% 6/30/32 #	425,000	398,635
144A 9.00% 9/30/29 #	2,407,000	2,338,140

Coherent 144A 5.00% 12/15/29 #	2,415,000	2,379,102
Core Scientific Finance I 144A 7.75% 5/15/31 #	3,425,000	3,475,693
Flash Compute 144A 7.25% 12/31/30 #	1,375,000	1,415,525
ION Platform Finance US 144A 7.875% 9/30/32 #	2,600,000	1,887,067
Kioxia Holdings
144A 6.25% 7/24/30 #	1,700,000	1,754,015
144A 6.625% 7/24/33 #	1,000,000	1,046,229

McAfee 144A 7.375% 2/15/30 #	1,625,000	1,382,171
Nokia Oyj 6.625% 5/15/39	875,000	930,596
Seagate Data Storage Technology
5.875% 7/15/30	1,350,000	1,374,802
144A 9.625% 12/1/32 #	1,675,000	1,848,049

UKG 144A 6.875% 2/1/31 #	7,525,000	7,315,272
WULF Compute 144A 7.75% 10/15/30 #	5,899,000	6,199,631
Zebra Technologies 144A 6.50% 6/1/32 #	2,000,000	2,025,514
		45,559,788
Telecommunications — 7.09%
Altice France
144A 6.50% 10/15/31 #	1,350,000	1,309,519
144A 6.50% 4/15/32 #	3,105,000	3,003,349
144A 6.875% 10/15/30 #	1,350,000	1,310,895
144A 6.875% 7/15/32 #	2,605,000	2,529,051
144A 9.50% 11/1/29 #	3,110,000	3,159,406

Altice France Lux 3 144A 10.00% 1/15/33 #	3,675,000	3,618,753
APLD ComputeCo 144A 9.25% 12/15/30 #	5,062,000	5,463,692
APLD ComputeCo 3 144A 7.00% 6/15/31 #	1,625,000	1,623,701
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Telecommunications (continued)

AT&T 6.00% 4/30/56	3,725,000	$ 3,602,506
Connect Finco 144A 9.00% 9/15/29 #	2,810,000	2,960,318
CoreWeave
144A 9.00% 2/1/31 #	2,230,000	2,206,506
144A 9.25% 6/1/30 #	800,000	805,784
144A 9.625% 7/15/32 #	1,844,000	1,818,737
144A 9.75% 10/1/31 #	6,350,000	6,340,500

Digicel International Finance 144A 8.625% 8/1/32 #	5,655,000	5,826,912
EchoStar
PIK 6.75% 11/30/30 >	3,350,000	3,409,801
10.75% 11/30/29	4,795,000	5,184,352

ELK Grove Village Property 144A 7.50% 6/15/31 #	875,000	881,573
Iliad Holding 144A 8.50% 4/15/31 #	2,610,000	2,766,665
Level 3 Financing
144A 6.875% 6/30/33 #	675,000	693,937
144A 7.00% 3/31/34 #	1,850,000	1,908,882
144A 7.50% 2/15/37 #	425,000	436,594
144A 8.50% 1/15/36 #	1,350,000	1,450,749

Lumen Technologies 144A 5.375% 6/15/29 #	475,000	463,190
Meridian Arc Holdco 144A 6.25% 4/30/31 #	5,325,000	5,340,416
PR RNO Property Owner 1 144A 6.50% 5/1/31 #	575,000	574,567
Rogers Communications 7.125% 4/15/55 μ	4,125,000	4,239,957
Sable International Finance 144A 7.125% 10/15/32 #	3,555,000	3,532,620
Stingray Compute 144A 6.00% 6/15/31 #	975,000	978,142
Sunrise FinCo I 144A 4.875% 7/15/31 #	1,000,000	946,180
SV RNO Property Owner 1 144A 5.875% 3/1/31 #	2,795,000	2,756,480
Uniti Group
144A 6.00% 1/15/30 #	2,000,000	1,955,372
144A 8.625% 6/15/32 #	3,350,000	3,497,603

Uniti Services 144A 7.50% 10/15/33 #	5,678,000	5,979,229
Viasat 144A 7.50% 5/30/31 #	1,125,000	1,137,500
Vmed O2 UK Financing I 144A 7.75% 4/15/32 #	11,765,000	10,640,160
VZ Secured Financing 144A 7.50% 1/15/33 #	5,500,000	5,269,088
Windstream Services 144A 8.25% 10/1/31 #	4,025,000	4,246,737

10    NQ- IV009 [0626] 0826 (5831246)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Telecommunications (continued)

Yondr JK 1 144A 6.875% 6/30/31 #	1,125,000	$ 1,128,663
Zayo Group Holdings PIK 144A 13.75% 9/9/30 #, «	1,950,000	1,928,511
		116,926,597
Transportation — 0.85%
Alaska Airlines 144A 6.50% 6/1/31 #	850,000	855,526
American Airlines
144A 5.75% 4/20/29 #	4,720,000	4,731,951
144A 7.25% 2/15/28 #	1,350,000	1,367,584

Granite Construction 144A 6.375% 6/15/34 #	125,000	127,419
JetBlue Airways 144A 9.875% 9/20/31 #	1,150,000	1,043,128
PODS 144A 8.75% 5/15/31 #	1,675,000	1,640,784
United Airlines Holdings 5.375% 3/1/31	2,025,000	2,012,987
VistaJet Malta Finance 144A 8.75% 1/15/32 #	200,000	198,288
XPO 144A 7.125% 2/1/32 #	2,000,000	2,075,664
		14,053,331
Total Corporate Bonds (cost $1,495,924,748)		1,479,842,260

Loan Agreements — 0.22%
Media — 0.21%
Discovery Global Holdings 6.144% (SOFR01M + 2.50%) 6/3/33 •	465,865	466,573
iHeartCommunications Tranche B TBD 5/1/29	1,396,456	1,335,943
Sinclair Television Group Tranche B-6 TBD 12/31/29	623,437	547,846
Univision Communications 1st Lien 7.982% (SOFR03M + 4.25%) 6/24/29 •	1,123,414	1,124,349
		3,474,711
Telecommunications — 0.01%
Coreweave Compute Acquisition 8.12% (SOFR01M + 4.50%) 11/6/31 •	195,339	199,538
		199,538
Total Loan Agreements (cost $3,709,127)		3,674,249

	Number of shares	Value (US $)
Common Stocks — 0.66%♣
Consumer Discretionary — 0.63%
ASG Warrant =, †, π	19,688	$ 0
Studio City International Holdings ADR †	5,668,119	10,372,658
		10,372,658
Energy — 0.03%
BIS Industries Holdings <<, =, †, π	19,682,813	0
Maritime Finance =, †, π	1,750,000	574,630
Sabine Oil & Gas Holdings =, †	5,385	6,671
Westmoreland Coal =, †, π	4,238	3,178
		584,479
Financials — 0.00%
New Cotai <<, =, †, π, ∞	20,316,462	0
		0
Total Common Stocks (cost $262,038,319)		10,957,137

Short-Term Investments — 6.37%
Money Market Mutual Funds — 6.37%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	26,239,795	26,239,795
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	26,239,796	26,239,796
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	26,239,796	26,239,796
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	26,239,795	26,239,795
Total Short-Term Investments (cost $104,959,182)		104,959,182

Total Value of Securities—98.15% (cost $1,893,898,486)		1,617,979,427
Receivables and Other Assets Net of Liabilities—1.85%		30,482,575
Net Assets Applicable to 287,503,062 Shares Outstanding—100.00%		$1,648,462,002
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
NQ- IV009 [0626] 0826 (5831246)    11

Schedule of investments
Nomura High Income Fund
<<	Affiliated company.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
>>	PIK. 100% of the income received was in the form of principal.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $1,270,252,611, which represents 77.06% of the Fund’s net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
>>>	PIK. 60% of the income received was in cash and 40% was in principal.
‡	Security is currently in default.
«	PIK. The first payment of cash and/or principal will be made after June 30, 2026.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
∞	Represents a position held in the Subsidiary.
X	This loan will settle after June 30, 2026, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2026, the aggregate value of restricted securities was $19,124,407, which represented 1.16% of the Fund’s net assets. See table below for additional details on restricted securities.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
ASG Warrant	5/30/18	$1,206,000	$0
BIS Industries Holdings	12/22/17	1,852,487	0
Maritime Finance	9/19/13	18,480,002	574,630
New Cotai	7/10/25	194,451,977	0
New Cotai PIK	2/7/22	27,267,110	18,546,599
Westmoreland Coal	3/15/19	3,179	3,178
Total		$243,260,755	$19,124,407

12    NQ- IV009 [0626] 0826 (5831246)

Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at June 30, 2026:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
Coreweave Compute Acquisition TBD 11/6/31 X	$354,661	$362,287	$351,135	$11,152
Summary of abbreviations:
ADR – American Depositary Receipt
FMC – First Mile Connectivity
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
USD – US Dollar
NQ- IV009 [0626] 0826 (5831246)    13